Shareholders' Equity - Additional Information (Detail) - USD ($)			1 Months Ended	6 Months Ended
	Dec. 31, 2025		Dec. 31, 2025	Jun. 30, 2026
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	1,000,000		1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0		0	0
Preference stock, shares outstanding	0		0	0
Percentage Of Founder Share Issued	30.00%		30.00%	30.00%
Common Stock, Conversion Basis			one-for-one basis	one-for-one basis
Sponsor [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.003
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited			1,285,714	1,285,714
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	100,000,000		100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	0		0	0
Common stock, shares outstanding	0		0	0
Temporary equity shares issued	0		0	23,000,000
Common Stock, Value, Issued	$ 0		$ 0	$ 0
Common Class B [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	10,000,000		10,000,000	10,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	9,857,142		9,857,142	9,857,142
Common stock, shares outstanding	9,857,142		9,857,142	9,857,142
Common Stock, Value, Issued	$ 986	[1]	$ 986 [1]	$ 986
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited	1,285,714		1,285,714
Common Class B [Member] | Sponsor [Member]
Class of Stock [Line Items]
Common Stock, Shares, Issued	9,857,142		9,857,142	9,857,142
Common Stock, Value, Issued				$ 25,000
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	1,000,000		1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0		0	0
Preference stock, shares outstanding	0		0	0
Common Stock [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	100,000,000		100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	0		0	0
Common stock, shares outstanding	0		0	0
Temporary equity shares issued				23,000,000
Common Stock [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	10,000,000		10,000,000	10,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	9,857,142		9,857,142
Common stock, shares outstanding	9,857,142		9,857,142

[1]	Includes 1,285,714 Class B ordinary shares subject to forfeiture by the holders thereof depending on the extent to which the underwriters’ over-allotment option is exercised (Note 5).